Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 13 - Research and Development Expenses

	For the year ended December 31
	2025	2024	2023
	USD thousands
Salaries, wages and related expenses	1,049	1,536	2,323
Share-based payments (see also Note 10)	113	117	768
Service providers	2,569	5,967	13,943

	3,731	7,620	17,034